Expense Example - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Investor Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978